SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SECURITIES
Amortized Cost	$ 335	$ 341
Gross Unrealized Gains	15	25
Fair Value	350	366
Residential agency mortgage-backed
SECURITIES
Amortized Cost	15	21
Gross Unrealized Gains	1	1
Fair Value	16	22
State and municipal
SECURITIES
Amortized Cost	320	320
Gross Unrealized Gains	14	24
Fair Value	$ 334	$ 344